Acquisitions (Schedule of Intangible Assets Acquired as Part of Business Combination) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Trademarks	Dec. 31, 2011 Contractor relations	Dec. 31, 2012 Contractor relations Maximum	Dec. 31, 2012 Contractor relations Minimum	Dec. 31, 2011 Customer relations	Dec. 31, 2012 Customer relations Maximum	Dec. 31, 2012 Customer relations Minimum	Dec. 31, 2011 Non-compete agreements	Dec. 31, 2012 Non-compete agreements Maximum	Dec. 31, 2012 Non-compete agreements Minimum	May 15, 2012 Apex Systems	May 15, 2012 Apex Systems Trademarks	May 15, 2012 Apex Systems Contractor relations	May 15, 2012 Apex Systems Customer relations	May 15, 2012 Apex Systems Non-compete agreements	Jul. 31, 2011 HCP	Jul. 31, 2011 HCP Trademarks	Jul. 31, 2011 HCP Contractor relations	Jul. 31, 2011 HCP Customer relations	Jul. 31, 2011 HCP Non-compete agreements	Feb. 28, 2011 Valesta	Feb. 28, 2011 Valesta Trademarks	Feb. 28, 2011 Valesta Contractor relations	Feb. 28, 2011 Valesta Customer relations	Feb. 28, 2011 Valesta Non-compete agreements
Acquired Intangible Assets [Line Items]
Finite lived, Intangible asset value			$ 1,080			$ 3,345			$ 460					$ 10,589	$ 92,147	$ 2,076			$ 814	$ 950	$ 20			$ 266	$ 2,395	$ 440
Useful life				5 years	2 years		10 years	2 years		7 years	2 years
Indefinite lived, Intangible asset value		2,578											146,743					0					2,578
Total intangible assets acquired	$ 7,463											$ 251,555					$ 1,784					$ 5,679